Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
Boeing Co. (The)
(a)
.................... 585 $ 116,432
GE Aerospace ....................... 144 40,863
General Dynamics Corp. ................ 1,858 637,703
HEICO Corp. , Class A .................. 1,392 293,837
Lockheed Martin Corp. ................. 1,143 690,818
Northrop Grumman Corp. ............... 749 510,998
RTX Corp. ......................... 7,247 1,397,946
3,688,597
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc. ... 614 87,943
FedEx Corp. ........................ 1,216 433,115
United Parcel Service, Inc. , Class B ........ 1,178 115,892
636,950
Automobile Components — 0.2%
BorgWarner, Inc. ..................... 4,286 232,558
Automobiles — 0.2%
General Motors Co. ................... 3,093 230,429
Banks — 7.8%
Bank of America Corp. ................. 36,488 1,778,790
Citigroup, Inc. ....................... 10,844 1,229,818
Credicorp Ltd. ....................... 865 293,391
Huntington Bancshares, Inc. ............. 29,386 459,891
JPMorgan Chase & Co. ................ 8,922 2,624,495
KeyCorp ........................... 21,453 430,133
Popular, Inc. ........................ 1,174 157,515
US Bancorp ........................ 2,658 138,243
Wells Fargo & Co. .................... 14,045 1,118,122
8,230,398
Beverages — 1.3%
Coca-Cola Co. (The) .................. 11,283 858,072
Constellation Brands, Inc. , Class A ......... 531 79,650
Molson Coors Beverage Co. , Class B ....... 6,106 262,924
PepsiCo, Inc. ....................... 1,105 171,596
1,372,242
Biotechnology — 2.9%
AbbVie, Inc. ........................ 772 167,902
Amgen, Inc. ........................ 873 307,165
Biogen, Inc.
(a)
....................... 2,232 409,193
BioMarin Pharmaceutical, Inc.
(a)
........... 1,436 81,120
Caris Life Sciences, Inc.
(a)
............... 3,594 64,261
Exelixis, Inc.
(a)
....................... 4,490 192,576
Gilead Sciences, Inc. .................. 2,449 341,317
Incyte Corp.
(a)
....................... 186 17,506
Natera, Inc.
(a)
....................... 661 132,193
Neurocrine Biosciences, Inc.
(a)
............ 1,014 133,584
PTC Therapeutics, Inc.
(a)
................ 415 28,274
Regeneron Pharmaceuticals, Inc. .......... 521 402,545
Revolution Medicines, Inc.
(a)
.............. 597 58,058
Roivant Sciences Ltd.
(a)
................. 544 15,069
TG Therapeutics, Inc.
(a)
................. 3,108 103,248
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 3,010 63,060
United Therapeutics Corp.
(a)
.............. 504 298,862
Vertex Pharmaceuticals, Inc.
(a)
............ 425 189,780
Viking Therapeutics, Inc.
(a)
............... 780 25,381
3,031,094
Broadline Retail — 2.6%
(a)
Amazon.com, Inc. .................... 12,200 2,540,894
Coupang, Inc. , Class A ................. 2,161 40,800
Etsy, Inc. .......................... 641 32,037
Security
Shares
Shares Value
Broadline Retail (continued)
MercadoLibre, Inc. .................... 105 $ 181,547
2,795,278
Building Products — 0.5%
Carrier Global Corp. ................... 723 40,712
Johnson Controls International plc ......... 156 20,428
Owens Corning ...................... 2,332 252,369
Trane Technologies plc ................. 538 224,206
537,715
Capital Markets — 4.6%
Ameriprise Financial, Inc. ............... 30 13,332
CBOE Global Markets, Inc. .............. 69 19,394
Charles Schwab Corp. (The) ............. 10,544 990,925
CME Group, Inc. , Class A ............... 1,912 564,709
Goldman Sachs Group, Inc. (The) ......... 1,177 995,730
Interactive Brokers Group, Inc. , Class A ...... 1,002 67,204
Intercontinental Exchange, Inc. ........... 2,055 323,210
Jefferies Financial Group, Inc. ............ 1,712 70,654
KKR & Co., Inc. ...................... 585 54,113
Morgan Stanley ...................... 9,407 1,548,110
StepStone Group, Inc. , Class A ........... 2,336 111,474
TPG, Inc. , Class A .................... 1,033 41,847
XP, Inc. , Class A ..................... 4,792 91,240
4,891,942
Chemicals — 1.2%
Albemarle Corp. ..................... 481 86,354
Corteva, Inc. ........................ 4,290 359,116
Eastman Chemical Co. ................. 367 28,010
Ecolab, Inc. ........................ 1,720 457,554
LyondellBasell Industries NV , Class A ....... 1,964 158,220
Solstice Advanced Materials, Inc. .......... 2,370 180,499
1,269,753
Commercial Services & Supplies — 0.8%
Copart, Inc.
(a)
....................... 2,183 72,476
Republic Services, Inc. ................. 1,130 247,493
Veralto Corp. ........................ 3,915 346,164
Waste Connections, Inc. ................ 1,032 167,638
833,771
Communications Equipment — 1.5%
Arista Networks, Inc.
(a)
................. 602 73,914
Cisco Systems, Inc. ................... 7,483 580,606
Lumentum Holdings, Inc.
(a)
.............. 319 224,180
Motorola Solutions, Inc. ................ 1,638 710,843
1,589,543
Construction & Engineering — 0.8%
Comfort Systems USA, Inc. .............. 252 347,505
MasTec, Inc.
(a) (b)
...................... 1,497 481,645
829,150
Construction Materials — 0.4%
CRH plc ........................... 1,304 137,077
Vulcan Materials Co. .................. 1,167 317,774
454,851
Consumer Finance — 1.0%
Ally Financial, Inc. .................... 5,391 211,489
American Express Co. ................. 1,559 471,566
Capital One Financial Corp. .............. 1,837 335,124
OneMain Holdings, Inc. ................. 1,295 69,270
1,087,449
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc. ............. 56 40,760
Costco Wholesale Corp. ................ 785 782,198

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. .................. 1,480 $ 175,720
Sysco Corp. ........................ 706 50,359
Target Corp. ........................ 3,896 472,195
Walmart, Inc. ........................ 12,292 1,527,650
3,048,882
Containers & Packaging — 0.4%
Crown Holdings, Inc. .................. 2,611 261,753
Graphic Packaging Holding Co. ........... 9,311 92,551
International Paper Co. ................. 1,582 56,477
410,781
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc. ....... 492 14,937
Diversified Telecommunication Services — 1.8%
AT&T, Inc. .......................... 34,878 1,011,113
Comcast Corp. , Class A ................ 21,152 607,274
Verizon Communications, Inc. ............ 5,579 280,066
1,898,453
Electric Utilities — 2.1%
Edison International ................... 4,575 334,798
Eversource Energy ................... 3,167 219,410
FirstEnergy Corp. .................... 1,146 58,056
NextEra Energy, Inc. .................. 1,502 139,506
OGE Energy Corp. .................... 761 36,498
PG&E Corp. ........................ 29,380 516,207
Pinnacle West Capital Corp. ............. 4,632 466,674
Portland General Electric Co. ............. 8,278 436,830
2,207,979
Electrical Equipment — 1.2%
AMETEK, Inc. ....................... 922 197,640
Eaton Corp. plc ...................... 1,632 583,717
Emerson Electric Co. .................. 389 50,967
Rockwell Automation, Inc. ............... 1,172 420,607
1,252,931
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 1,572 198,622
Coherent Corp.
(a)
..................... 687 163,650
Crane NXT Co. ...................... 1,342 54,472
Flex Ltd.
(a)
.......................... 2,261 148,005
Jabil, Inc. .......................... 262 69,595
Keysight Technologies, Inc.
(a)
............. 512 144,574
TTM Technologies, Inc.
(a)
................ 514 50,074
828,992
Energy Equipment & Services — 0.7%
Halliburton Co. ...................... 7,836 305,526
SLB Ltd. ........................... 7,639 392,568
Weatherford International plc ............. 606 57,315
755,409
Entertainment — 0.6%
Roku, Inc. , Class A
(a)
.................. 2,049 193,876
Spotify Technology SA
(a)
................ 83 40,248
Take-Two Interactive Software, Inc.
(a)
........ 384 75,840
Walt Disney Co. (The) ................. 3,183 306,778
Warner Bros Discovery, Inc.
(a)
............ 1,253 34,407
651,149
Financial Services — 3.5%
Berkshire Hathaway, Inc. , Class B
(a)
........ 6,355 3,045,316
Fidelity National Information Services, Inc. .... 4,700 220,477
PayPal Holdings, Inc. .................. 2,139 96,747
Rocket Cos., Inc. , Class A
(a)
.............. 7,258 103,426
Visa, Inc. , Class A .................... 540 163,210
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. ................... 673 $ 45,979
3,675,155
Food Products — 0.9%
Archer-Daniels-Midland Co. .............. 1,584 115,141
Conagra Brands, Inc. .................. 6,136 96,458
General Mills, Inc. .................... 8,512 316,817
Smithfield Foods, Inc. .................. 8,750 244,737
Tyson Foods, Inc. , Class A .............. 3,572 228,858
1,002,011
Ground Transportation — 0.7%
Landstar System, Inc. .................. 83 13,306
Norfolk Southern Corp. ................. 179 51,373
Ryder System, Inc. .................... 377 77,176
Union Pacific Corp. ................... 2,468 598,786
740,641
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 6,730 690,969
Boston Scientific Corp.
(a)
................ 9,704 608,926
Hologic, Inc.
(a)
....................... 772 58,355
Medtronic plc ....................... 1,117 96,788
Stryker Corp. ....................... 1,998 656,523
2,111,561
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. ................... 2,426 512,638
Centene Corp.
(a)
..................... 966 31,627
Cigna Group (The) .................... 504 134,442
CVS Health Corp. .................... 3,652 262,286
Elevance Health, Inc. .................. 452 132,323
HCA Healthcare, Inc. .................. 875 414,085
McKesson Corp. ..................... 277 239,705
UnitedHealth Group, Inc. ................ 3,915 1,059,360
2,786,466
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ........ 2,413 112,011
Ventas, Inc. ........................ 8,068 659,801
771,812
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 869 152,649
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 4,809 92,140
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc. ................. 19 79,996
Carnival Corp. ....................... 6,963 180,202
Chipotle Mexican Grill, Inc.
(a)
............. 9,245 295,933
McDonald's Corp. .................... 1,906 592,366
Texas Roadhouse, Inc. ................. 87 14,367
Viking Holdings Ltd.
(a)
.................. 6,392 469,684
1,632,548
Household Durables — 1.2%
DR Horton, Inc. ...................... 1,525 209,261
Garmin Ltd. ......................... 1,591 369,128
Installed Building Products, Inc. ........... 81 21,477
Meritage Homes Corp. ................. 6,323 391,014
NVR, Inc.
(a)
......................... 24 158,156
Toll Brothers, Inc. ..................... 723 98,668
1,247,704

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 1.8%
Colgate-Palmolive Co. ................. 1,030 $ 87,787
Procter & Gamble Co. (The) ............. 12,323 1,779,934
1,867,721
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 2,470 34,802
Industrial Conglomerates — 1.3%
3M Co. ............................ 9,486 1,377,652
Industrial REITs — 0.1%
Prologis, Inc. ........................ 1,085 143,415
Insurance — 3.3%
Allstate Corp. (The) ................... 433 89,778
American Financial Group, Inc. ........... 1,831 233,837
Arch Capital Group Ltd.
(a)
............... 1,498 143,793
Fidelity National Financial, Inc. , Class A ...... 524 24,303
Hartford Insurance Group, Inc. (The) ........ 685 92,633
Markel Group, Inc.
(a)
................... 22 42,110
MetLife, Inc. ........................ 9,569 676,720
Progressive Corp. (The) ................ 2,413 478,353
Prudential Financial, Inc. ................ 135 13,188
Reinsurance Group of America, Inc. ........ 1,597 326,043
Travelers Cos., Inc. (The) ............... 4,573 1,333,853
WR Berkley Corp. .................... 1,030 68,268
3,522,879
Interactive Media & Services — 4.5%
Alphabet, Inc. , Class A ................. 8,171 2,349,653
Alphabet, Inc. , Class C ................. 5,817 1,668,664
Meta Platforms, Inc. , Class A ............. 1,227 702,004
Snap, Inc. , Class A
(a)
.................. 7,059 32,471
4,752,792
IT Services — 0.8%
Accenture plc , Class A ................. 1,004 199,083
Amdocs Ltd. ........................ 146 9,528
Globant SA
(a)
........................ 456 21,026
International Business Machines Corp.
(b)
..... 2,194 531,804
VeriSign, Inc. ....................... 215 53,397
814,838
Life Sciences Tools & Services — 0.3%
Danaher Corp. ...................... 864 163,814
Thermo Fisher Scientific, Inc. ............. 220 108,137
271,951
Machinery — 4.1%
Caterpillar, Inc. ...................... 2,143 1,518,230
Crane Co. .......................... 636 108,756
Cummins, Inc. ....................... 36 19,369
Illinois Tool Works, Inc. ................. 3,607 938,866
Mueller Industries, Inc. ................. 1,214 134,511
Otis Worldwide Corp. .................. 2,491 192,006
PACCAR, Inc. ....................... 331 38,231
Parker-Hannifin Corp. .................. 1,429 1,279,298
RBC Bearings, Inc.
(a)
.................. 62 33,673
Westinghouse Air Brake Technologies Corp. ... 347 86,719
Xylem, Inc. ......................... 124 14,818
4,364,477
Media — 0.5%
Fox Corp. , Class A .................... 3,478 203,115
Fox Corp. , Class B .................... 595 31,595
Trade Desk, Inc. (The) , Class A
(a)
.......... 3,440 78,054
Versant Media Group, Inc.
(a)
.............. 5,322 197,020
509,784
Security
Shares
Shares Value
Metals & Mining — 2.0%
Alcoa Corp. ......................... 6,278 $ 416,420
Cleveland-Cliffs, Inc.
(a)
................. 7,563 63,907
Freeport-McMoRan, Inc. ................ 14,114 829,621
Newmont Corp. ...................... 6,079 658,052
Nucor Corp. ........................ 102 17,248
Reliance, Inc. ....................... 623 189,342
2,174,590
Multi-Utilities — 1.1%
Ameren Corp. ....................... 3,813 419,125
Black Hills Corp. ..................... 481 33,386
Consolidated Edison, Inc. ............... 90 10,186
DTE Energy Co. ..................... 625 91,388
Public Service Enterprise Group, Inc. ....... 258 20,885
Sempra ........................... 2,143 208,235
WEC Energy Group, Inc. ................ 3,147 364,328
1,147,533
Oil, Gas & Consumable Fuels — 6.6%
Cheniere Energy, Inc. .................. 1,290 366,050
Chevron Corp. ....................... 10,261 2,123,001
ConocoPhillips ...................... 336 44,352
Devon Energy Corp. ................... 11,853 596,443
EOG Resources, Inc. .................. 825 119,270
Exxon Mobil Corp. .................... 13,200 2,239,512
HF Sinclair Corp. ..................... 797 49,725
Kinder Morgan, Inc. ................... 6,430 215,598
Marathon Petroleum Corp. .............. 1,536 375,061
Phillips 66 .......................... 2,898 527,958
Valero Energy Corp. ................... 1,430 353,324
7,010,294
Passenger Airlines — 0.1%
(a)
Alaska Air Group, Inc. .................. 531 19,530
United Airlines Holdings, Inc. ............. 887 81,666
101,196
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................. 1,091 17,554
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. ................ 19,715 1,195,715
Johnson & Johnson ................... 5,810 1,420,196
Merck & Co., Inc. ..................... 3,321 399,483
Pfizer, Inc. ......................... 31,443 882,920
3,898,314
Professional Services — 0.5%
ExlService Holdings, Inc.
(a)
.............. 366 11,145
Jacobs Solutions, Inc. .................. 1,389 176,792
KBR, Inc. .......................... 2,951 108,774
Leidos Holdings, Inc. .................. 1,584 246,343
SS&C Technologies Holdings, Inc. ......... 275 18,582
561,636
Real Estate Management & Development — 0.0%
(a)
CBRE Group, Inc. , Class A .............. 225 30,478
Zillow Group, Inc. , Class A ............... 166 6,871
37,349
Residential REITs — 0.2%
Invitation Homes, Inc. .................. 1,450 36,032
Mid-America Apartment Communities, Inc. .... 1,799 219,694
255,726
Retail REITs — 0.1%
NNN REIT, Inc. ...................... 2,118 89,020

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.
(a)
........... 2,675 $ 544,175
Amkor Technology, Inc. ................. 3,182 143,286
Analog Devices, Inc. ................... 1,227 390,358
Applied Materials, Inc. ................. 3,722 1,272,142
Broadcom, Inc. ...................... 415 128,447
First Solar, Inc.
(a)
..................... 773 152,482
Intel Corp.
(a)
........................ 15,756 695,312
Lam Research Corp. .................. 1,050 224,343
Marvell Technology, Inc. ................ 2,989 296,061
Microchip Technology, Inc. ............... 394 25,456
Micron Technology, Inc. ................. 4,814 1,626,362
NVIDIA Corp. ....................... 1,877 327,349
QUALCOMM, Inc. .................... 3,499 450,601
Skyworks Solutions, Inc.
(b)
............... 2,182 116,846
Teradyne, Inc. ....................... 491 145,562
Texas Instruments, Inc. ................. 1,952 378,961
6,917,743
Software — 1.4%
Adobe, Inc.
(a)
........................ 778 189,116
Check Point Software Technologies Ltd.
(a)
.... 71 10,142
HubSpot, Inc.
(a)
...................... 203 49,552
Manhattan Associates, Inc.
(a)
............. 202 26,890
Microsoft Corp. ...................... 1,230 455,309
RingCentral, Inc. , Class A ............... 399 14,839
Salesforce, Inc. ...................... 3,049 569,157
ServiceNow, Inc.
(a)
.................... 405 42,343
Strategy, Inc. , Class A
(a)
................ 175 21,840
Synopsys, Inc.
(a)
..................... 239 94,759
1,473,947
Specialized REITs — 1.4%
American Tower Corp. ................. 384 66,271
CubeSmart ......................... 13,126 481,068
Digital Realty Trust, Inc. ................ 1,181 212,828
Equinix, Inc. ........................ 229 224,475
Iron Mountain, Inc. .................... 96 9,805
SBA Communications Corp. ............. 553 95,177
VICI Properties, Inc. ................... 16,169 441,737
1,531,361
Specialty Retail — 1.6%
AutoZone, Inc.
(a)
..................... 23 77,689
Best Buy Co., Inc. .................... 528 33,897
Lithia Motors, Inc. , Class A
(b)
............. 230 57,436
Lowe's Cos., Inc. ..................... 82 19,375
Murphy USA, Inc. .................... 62 30,626
O'Reilly Automotive, Inc.
(a)
............... 5,015 462,935
TJX Cos., Inc. (The) ................... 6,132 979,280
1,661,238
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc. ......................... 2,111 535,750
Dell Technologies, Inc. , Class C ........... 1,468 240,943
Everpure, Inc. , Class A
(a)
................ 1,493 88,147
Hewlett Packard Enterprise Co. ........... 2,606 62,049
Sandisk Corp.
(a)
...................... 533 338,636
Seagate Technology Holdings plc .......... 233 91,280
Western Digital Corp. .................. 1,575 426,022
1,782,827
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co. , Class A .............. 3,583 66,250
Lululemon Athletica, Inc.
(a)
............... 97 14,851
Under Armour, Inc. , Class C
(a)
............ 642 3,717
84,818
Security
Shares
Shares Value
Tobacco — 0.5%
Altria Group, Inc. ..................... 3,963 $ 261,519
Philip Morris International, Inc. ............ 1,489 246,191
507,710
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc. ........ 1,445 383,388
Ferguson Enterprises, Inc. ............... 697 162,582
United Rentals, Inc. ................... 109 79,413
625,383
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. ..................... 3,054 641,432
Total Long-Term Investments — 99 .1%
(Cost: $ 95,851,395 ) ............................... 105,173,902
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 995,860 996,059
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 1,702,053 1,702,053
Total Short-Term Securities — 2 .5%
(Cost: $ 2,698,112 ) ............................... 2,698,112
Total Investments — 101 .6%
(Cost: $ 98,549,507 ) ............................... 107,872,014
Liabilities in Excess of Other Assets — (1.6) % ............. (1,705,715)
Net Assets — 100.0% ...............................
$ 106,166,299
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,301,294 $ — $ (1,304,845)
(a)
$ (390) $ — $ 996,059 995,860 $ 1,012
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,555,268 146,785
(a)
— — — 1,702,053 1,702,053 9,751 —
$ (390) $ — $ 2,698,112 $ 10,763 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 06/18/26 $ 986 $ 9,899
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 105,173,902 $ — $ — $ 105,173,902
Short-Term Securities
Money Market Funds ...................................... 2,698,112 — — 2,698,112
$ 107,872,014 $ — $ — $ 107,872,014
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 9,899 $ — $ — $ 9,899
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust